Impairment Charge - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ (372,661,621)	$ (311,513,727)	$ (249,230,976)
Direct charge offs	(11,718,591)	(17,656,753)	(19,176,270)
Total	$ (384,380,212)	$ (329,170,480)	$ (268,407,246)